Condensed Consolidating Financial Information Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 1,664	$ 1,248	$ 1,282
Capital expenditures for property, plant and equipment	(593)	(568)	(394)
Cash paid for acquisitions of businesses, net of cash acquired	(6,936)	(325)	(222)
Sales (purchases) of short-term investments-net	603	103	(392)
Loans to affiliates	0	0	0
Repayments of loans from affiliates	0	0	0
Other-net	(46)	(10)	(4)
Net cash provided by (used in) investing activities	(6,972)	(800)	(1,012)
Proceeds from borrowings	7,156	381	55
Payments on borrowings	(1,324)	(78)	(102)
Payments of financing costs	(117)	(3)	0
Proceeds from borrowings from affiliates	0	0	0
Payments on borrowings from affiliates	0	0	0
Other intercompany financing activities	0	0	0
Cash dividends paid	(512)	(462)	(363)
Cash dividends paid to affiliates	0	0	0
Exercise of employee stock options	95	71	157
Issuance (repurchase) of shares	159	(343)	0
Excess tax benefit from equity-based compensation	21	57	0
Other-net	2	(4)	(8)
Net cash provided by (used in) financing activities	5,480	(381)	(261)
Effect of currency on cash	20	(15)	(16)
Total increase (decrease) in cash	192	52	(7)
Cash at the beginning of the period	385	333	340
Cash at the end of the period	577	385	333
Eaton Corporation plc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(35)
Capital expenditures for property, plant and equipment	0
Cash paid for acquisitions of businesses, net of cash acquired	(6,542)
Sales (purchases) of short-term investments-net	0
Loans to affiliates	0
Repayments of loans from affiliates	0
Other-net	0
Net cash provided by (used in) investing activities	(6,542)
Proceeds from borrowings	0
Payments on borrowings	0
Payments of financing costs	0
Proceeds from borrowings from affiliates	5
Payments on borrowings from affiliates	(5)
Other intercompany financing activities	0
Cash dividends paid	0
Cash dividends paid to affiliates	0
Exercise of employee stock options	0
Issuance (repurchase) of shares	6,584
Excess tax benefit from equity-based compensation	0
Other-net	0
Net cash provided by (used in) financing activities	6,584
Effect of currency on cash	0
Total increase (decrease) in cash	7
Cash at the end of the period	7
Eaton Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,012	613	442
Capital expenditures for property, plant and equipment	(291)	(249)	(173)
Cash paid for acquisitions of businesses, net of cash acquired	0	(24)	(187)
Sales (purchases) of short-term investments-net	175	27	(192)
Loans to affiliates	(6,693)	(149)	(447)
Repayments of loans from affiliates	268	100	896
Other-net	(26)	(23)	(23)
Net cash provided by (used in) investing activities	(6,567)	(318)	(126)
Proceeds from borrowings	7,156	379	51
Payments on borrowings	(1,306)	(70)	(74)
Payments of financing costs	(117)	(3)	0
Proceeds from borrowings from affiliates	8,054	5,855	3,410
Payments on borrowings from affiliates	(8,175)	(5,650)	(3,022)
Other intercompany financing activities	273	(42)	(479)
Cash dividends paid	(512)	(462)	(363)
Cash dividends paid to affiliates	0	0	0
Exercise of employee stock options	95	71	157
Issuance (repurchase) of shares	0	(343)
Excess tax benefit from equity-based compensation	21	57
Other-net	0	0	0
Net cash provided by (used in) financing activities	5,489	(208)	(320)
Effect of currency on cash	0	0	0
Total increase (decrease) in cash	(66)	87	(4)
Cash at the beginning of the period	120	33	37
Cash at the end of the period	54	120	33
Subsidiary Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	217	171	112
Capital expenditures for property, plant and equipment	(73)	(39)	(30)
Cash paid for acquisitions of businesses, net of cash acquired	11	(2)	(14)
Sales (purchases) of short-term investments-net	210	0	0
Loans to affiliates	0	0	0
Repayments of loans from affiliates	0	0	0
Other-net	2	5	(4)
Net cash provided by (used in) investing activities	150	(36)	(48)
Proceeds from borrowings	0	(1)	0
Payments on borrowings	(16)	0	(1)
Payments of financing costs	0	0	0
Proceeds from borrowings from affiliates	6,425	0	58
Payments on borrowings from affiliates	0	0	(48)
Other intercompany financing activities	(340)	(105)	(68)
Cash dividends paid	0	0	0
Cash dividends paid to affiliates	0	(32)	0
Exercise of employee stock options	0	0	0
Issuance (repurchase) of shares	(6,425)	0
Excess tax benefit from equity-based compensation	0	0
Other-net	0	0	0
Net cash provided by (used in) financing activities	(356)	(138)	(59)
Effect of currency on cash	0	0	0
Total increase (decrease) in cash	11	(3)	5
Cash at the beginning of the period	3	6	1
Cash at the end of the period	14	3	6
Other Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	487	1,017	997
Capital expenditures for property, plant and equipment	(229)	(280)	(191)
Cash paid for acquisitions of businesses, net of cash acquired	(405)	(299)	(21)
Sales (purchases) of short-term investments-net	218	76	(200)
Loans to affiliates	(8,054)	(5,855)	(3,410)
Repayments of loans from affiliates	8,175	5,650	3,022
Other-net	(22)	8	23
Net cash provided by (used in) investing activities	(317)	(700)	(777)
Proceeds from borrowings	0	3	4
Payments on borrowings	(2)	(8)	(27)
Payments of financing costs	0	0	0
Proceeds from borrowings from affiliates	263	149	389
Payments on borrowings from affiliates	(263)	(100)	(848)
Other intercompany financing activities	67	147	547
Cash dividends paid	0	0	0
Cash dividends paid to affiliates	(17)	(521)	(269)
Exercise of employee stock options	0	0	0
Issuance (repurchase) of shares	0	0
Excess tax benefit from equity-based compensation	0	0
Other-net	2	(4)	(8)
Net cash provided by (used in) financing activities	50	(334)	(212)
Effect of currency on cash	20	(15)	(16)
Total increase (decrease) in cash	240	(32)	(8)
Cash at the beginning of the period	262	294	302
Cash at the end of the period	502	262	294
Consolidating Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(17)	(553)	(269)
Capital expenditures for property, plant and equipment	0	0	0
Cash paid for acquisitions of businesses, net of cash acquired	0	0	0
Sales (purchases) of short-term investments-net	0	0	0
Loans to affiliates	14,747	6,004	3,857
Repayments of loans from affiliates	(8,443)	(5,750)	(3,918)
Other-net	0	0	0
Net cash provided by (used in) investing activities	6,304	254	(61)
Proceeds from borrowings	0	0	0
Payments on borrowings	0	0	0
Payments of financing costs	0	0	0
Proceeds from borrowings from affiliates	(14,747)	(6,004)	(3,857)
Payments on borrowings from affiliates	8,443	5,750	3,918
Other intercompany financing activities	0	0	0
Cash dividends paid	0	0	0
Cash dividends paid to affiliates	17	553	269
Exercise of employee stock options	0	0	0
Issuance (repurchase) of shares	0	0
Excess tax benefit from equity-based compensation	0	0
Other-net	0	0	0
Net cash provided by (used in) financing activities	(6,287)	299	330
Effect of currency on cash	0	0	0
Total increase (decrease) in cash	0	0	0
Cash at the beginning of the period	0	0	0
Cash at the end of the period	$ 0	$ 0	$ 0